Loss Per Share (Details) - Schedule of loss per share (Parentheticals)	6 Months Ended
	Jun. 30, 2022 SFr / shares	Jun. 30, 2021 SFr / shares	Jun. 30, 2021 $ / shares
Loss Per Share [Abstract]
Diluted loss per share | (per share)	SFr (10.63)	SFr (10.85)	$ (10.85)